Consolidated Statement of Profit or Loss - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024 [3]	Jun. 30, 2023 [3]
Consolidated Statement of Profit or Loss [Abstract]
Revenue	[1],[2]	$ 223,365	$ 200,873	$ 0
Other income		11,320	6,131	4,273
Expenses, excluding impairment and write down of non-financial assets		(347,747)	(309,006)	(25,794)
Impairment and write down of non-financial assets	[4]	(271,310)	(17,066)	0
Loss from operations		(384,372)	(119,068)	(21,521)
Financial income		4,524	7,668	16,327
Financial expenses		(4,882)	(4,046)	(1,506)
Net financial income/(expense)		(358)	3,622	14,821
Loss before income tax		(384,730)	(115,446)	(6,700)
Income tax benefit/(expense)		2,989	(3,576)	(3,649)
Loss after income tax		(381,741)	(119,022)	(10,349)
Attributable to:
Equity holders of Elevra Lithium Limited		(294,290)	(101,398)	(11,048)
Non-controlling interests		$ (87,451)	$ (17,624)	$ 699
Earnings per share
Basic earnings per share (in dollars per share)		$ (4.0951)	$ (1.5167)	$ (0.1953)
Diluted earnings per share (in dollars per share)		$ (4.0951)	$ (1.5167)	$ (0.1953)

[1]	Revenue is primarily presented by the geographical destination of the product.
[2]	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.
[3]	Refer to Note 32 for details on restatement of prior period comparatives.
[4]	The total impairment and write down of $271.3 million for the year ended 30 June 2025 relates to North American Lithium. The total impairment and write down of $17.1 million for the year ended 30 June 2024 relates to the Australian operations ($5.9 million), Corporate ($5.1 million), Vallée Lithium Project ($4.0 million), and various other individually immaterial projects ($2.1 million).